Offsets	Nov. 04, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	HighPeak Energy, Inc.
Form or Filing Type	S-3
File Number	333-261706
Initial Filing Date	Dec. 17, 2021
Fee Offset Claimed	$ 104,373.74
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.0001 per share
Unsold Securities Associated with Fee Offset Claimed | shares	22,115,739
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 144,232,500.00
Termination / Withdrawal Statement	On December 17, 2021, the Registrant filed a Registration Statement on Form S-3 (No. 333-261706), which became effective on January 3, 2022 (the "Prior Registration Statement") with the SEC and paid a primary offering (the "primary offering") registration fee of $27,810.00. An amount of $144,232,500 remained unsold under the Prior Registration Statement; such primary offering has been terminated and all of such securities remain unsold. Furthermore, the 108,764,359 shares of common stock registered hereunder for sale by the selling stockholder were included in the 117,064,602 shares of common stock (the "secondary unsold stock") registered pursuant to the Prior Registration Statement that were unsold.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	HighPeak Energy, Inc.
Form or Filing Type	S-3
File Number	333-261706
Filing Date	Dec. 17, 2021
Fee Paid with Fee Offset Source	$ 104,373.74